Dear Shareholder:

      Shifting perceptions about the strength of the economy, the risk of higher inflation and the course of monetary policy continued to produce extremely high levels of volatility and sector rotation for the stock market during Castle Convertible Fund's third fiscal quarter. Early in the quarter, investors were still concerned that the Federal Reserve might have to raise rates in order to slow the economy and avert a rise in the rate of inflation. The economic indicators for the month of April brought some relief since key reports for employment, retail sales, manufacturing activity and inflation portrayed a slowing economy. The reports for May seemed to confirm the slowdown detected in the April reports. By the time of the June FOMC meeting, the markets had correctly concluded that the Federal Reserve would leave interest rates unchanged. The stock market began to turn back up at the end of May and added to its gains through the middle of July. The rally, however, did not succeed in erasing all the losses sustained in the month of May. For the three months ended July 31, the S&P 500 posted a modestly negative total return of 1.21%. The NASDAQ Composite, home to many convertible issuers, continued to lag, suffering a negative return of 2.43%. Castle Convertible Fund, reflecting its income-orientation, weathered the storm and produced a positive total return of 1.91% on a NAV basis during its third fiscal quarter. The market indexes were little changed from year-end levels. From January 1 through July 31, the S&P 500 Index produced a negative total return of 2.6%, while the technology-laden NASDAQ Composite fell 7.4%. For the same period of time, the Goldman Sachs/Bloomberg U.S. Convertible 100 Index produced a negative total return of 1.90%. The Fund generated a total return of 7.87% during the same period.

      In the months ahead, investors will continue to dissect every economic report to confirm that the U.S. economy is keeping to a more moderate pace of growth and that inflation is being held at bay. As evidence of a slowing economy and quiescent inflation mounts, we expect that the stock market's tone will improve. We believe that Castle should continue to add to its gains.

                                       Respectfully submitted,


                                       /s/  David D. Alger
                                       ----------------------------
                                       David D. Alger
                                       President

August 17, 2000


CASTLE CONVERTIBLE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2000

 Principal    Corporate Convertible
  Amount      Bonds-32.8%                              Value
--------------------------------------------------------------

              BUSINESS SERVICES-.7%

$  500,000    Getty Images Inc., Cv. Sub.
               Deb., 5.00%, 3/15/07(a)             $   417,500
                                                   -----------

              COMMUNICATIONS-5.2%

   250,000    CommScope, Inc., Cv. Sub.
               Notes, 4.00%, 12/15/06(a)               258,750
    50,000    CommScope, Inc., Cv. Sub.
               Notes, 4.00%, 12/15/06                   51,750
   500,000    Efficient Networks, Inc., Cv.
               Sub. Notes, 5.00%, 3/15/05(a)           343,750
   750,000    Exodus Communications, Inc., Cv.
               Sub. Notes, 4.75%, 7/15/08(a)         1,066,875
 1,250,000    Nextel Communications, Inc., Cv.
               Sr. Notes, 5.25%, 1/15/10(a)          1,262,500
   500,000    Primus Telecommunications
               Group Incorporated, Cv. Sub.
               Deb., 5.75%, 2/15/07(a)                 287,500
                                                   -----------
                                                     3,271,125
                                                   -----------

              COMPUTER RELATED & BUSINESS
               EQUIPMENT-4.0%

   900,000    CNET Networks Inc., Cv.  Sub.
               Notes, 5.00% 3/1/06                     891,000
   400,000    SCI Systems, Inc., Cv.  Sub.
               Notes, 3.00% 3/15/07                    424,000
 1,500,000    Quantum Corporation, Cv. Sub.
               Notes, 7.00%, 8/1/04                  1,222,500
                                                   -----------
                                                     2,537,500
                                                   -----------

              ENERGY-2.8%

 1,752,000    Kerr-McGee Corporation, Cv.
               Sub. Deb., 7.50%, 5/15/14             1,734,480
                                                   -----------

              HEALTH CARE-5.8%

   500,000    Alpharma Inc., Cv. Sub. Notes,
               5.75%, 4/1/05                         1,146,250
 1,650,000    Omnicare, Inc., Cv. Sub.
               Deb., 5.00%, 12/1/00                  1,138,500
   750,000    Sepracor Inc., Cv. Sub. Deb.,
               7.00%, 12/15/05                       1,357,500
                                                   -----------
                                                     3,642,250
                                                   -----------

              MANUFACTURING-1.8%

 1,250,000    Quanex Corporation, Cv. Sub.
               Deb., 6.88%, 6/30/07                  1,109,375
                                                   -----------

              PRINTING-2.7%

 1,695,000    Scholastic Corporation, Cv.
               Sub. Notes, 5.00%, 8/15/05(a)         1,703,475
                                                   -----------

              RETAILING-2.9%

   750,000    Amazon.com Inc., Sr. Cv. Sub.
               Notes, 4.75%, 2/1/09(a)                 420,000
 1,500,000    Genesco Inc., Cv. Sub. Notes,
               5.50%, 4/15/05(a)                     1,373,437
                                                   -----------
                                                     1,793,437
                                                   -----------

              SEMICONDUCTORS-6.9%

   500,000    Amkor Technology, Inc., Cv.
               Sub. Notes, 5.00%, 3/15/07(a)           406,875
   500,000    ASM Lithography Holdings N.V.,
               Cv. Sub. Notes, 4.25%,
               11/30/04(a)                             625,000
   500,000    Lattice Semiconductor
               Corporation, Cv. Sub.
               Notes, 4.75%, 11/1/06(a)                742,500
$  750,000    Photronics, Inc., Cv. Sub.
               Notes, 6.00%, 6/1/04                $   776,719
   500,000    Semtech Corporation, Cv.
               Sub. Notes, 4.50%, 2/1/07(a)            565,000
 1,000,000    Triquent Semiconductor, Inc., Cv.
               Sub. Notes, 4.00%, 3/1/07(a)            805,000
   500,000    Vitesse Semiconductor
               Corporation, Cv. Sub. Notes,
               4.00%, 3/15/05(a)                       417,500
                                                   -----------
                                                     4,338,594
                                                   -----------

              Total Corporate Convertible Bonds
               (Cost $19,789,165)                   20,547,736
                                                   -----------

              Convertible Preferred
  Shares       Securities-33.5%
--------------------------------------------------------------

              BUILDING & CONSTRUCTION-1.7%

    35,000    TXI Capital Trust I, 5.50%,
               Cv. Pfd.                              1,071,875
                                                   -----------

              COMMUNICATIONS-3.0%

    20,000    Entercom Communications
               Capital Trust, 6.25%, Cv. Pfd.        1,195,000
     1,600    McLeodUSA Incorporated,
               6.75%, Cv. Pfd., Series A               720,775
                                                   -----------
                                                     1,915,775
                                                   -----------

              ENERGY-10.6%

    15,000    Hanover Compressor Capital
               Trust, 7.25%, Cv. Pfd.(a)             1,590,000
    25,000    Newfield Financial Trust I,
               6.50%, Cv. Pfd., Series A             1,354,562
    40,000    Unocal Capital Trust II, 6.25%,
               Cv. Pfd.                              1,785,000
    35,000    Weatherford International (EVI)
               Inc., 5.00%, Cv. Sub. Pfd.
               Equivalent Deb.                       1,890,000
                                                   -----------
                                                     6,619,562
                                                   -----------

              FINANCIAL SERVICES-2.9%

    60,000    CNB Capital Trust I, 6.00%, Cv.
               Pfd.                                  1,845,000
                                                   -----------

              FOODS & BEVERAGES-2.5%

    35,000    Wendy's Financing Inc., $2.50,
               Term Cv. Pfd., Series A               1,535,625
                                                   -----------

              PACKAGING PRODUCTS-1.9%

    29,000    International Paper Capital Trust,
               5.25%, Cv. Pfd.                       1,167,250
                                                   -----------

              RAILROADS-3.1%

    15,000    Canadian National Railway
               Company, 5.25%, Cv. Pfd.                697,500
    30,000    Union Pacific Capital Trust,
               6.25%, Cv. Pfd.                       1,240,875
                                                   -----------
                                                     1,938,375
                                                   -----------

              REAL ESTATE-1.9%
    40,000    Prologis Trust, 7.00%, Cv.
               Pfd. B                                1,180,000
                                                   -----------

              UTILITIES-5.9%

    20,000    Calpine Capital Trust II, Term
               Income Defferable, 5.50%, Cv.
               Pfd.(a)                               1,555,000
    35,000    El Paso Energy Capital Trust I,
               4.75%, Cv. Pfd. C                   $ 2,152,500
                                                   -----------
                                                     3,707,500
                                                   -----------

          Total Convertible Preferred
           Securities (Cost $18,756,759)            20,980,962
                                                   -----------

              Mandatory Convertible
               Securities-8.5%
--------------------------------------------------------------

              COMMUNICATIONS-2.9%

    10,000    Cox Communications, Inc., 7.75%
               Exch. Sub. Deb., 11/29/29(b)          1,031,250
    15,000    Cox Communications, Inc., 7.00%
               Income Prides, 8/15/02(b)               761,250
                                                   -----------
                                                     1,792,500
                                                   -----------

              ENERGY-4.1%

    20,000    Apache Corporation, $2.015
               Depositary Shares,
               5/15/02 (b)                             885,000
    60,000    Enron Corp., 7.00%
               Exchangable Notes, 7/31/02(b)         1,668,750
                                                   -----------
                                                     2,553,750
                                                   -----------

              RETAILING-1.5%

    25,000    Dollar General Corporation,
               STRYPES Trust, $3.352,
               5/15/01(b)                              946,875
                                                   -----------

              Total Mandatory Convertible
               Securities (Cost $4,493,163)          5,293,125
                                                   -----------

  Shares      Common Stocks-7.2%                   Value
--------------------------------------------------------------
              COMMUNICATIONS

       333    McLeodUSA Incorporated Cl. A*              5,646
                                                   -----------

              UTILITIES

    28,000    American Electric Power
               Company, Inc.                           918,750
    30,000    GPU, Inc.,                           $   795,000
    28,000    New Century Energies Inc.                957,250
    50,000     OGE Energy Corp.                        950,000
    40,000    RGS Energy Group, Inc.                   917,500
                                                   -----------
                                                     4,538,500
                                                   -----------

              Total Common Stocks
               (Cost $4,065,802)                     4,544,146
                                                   -----------

 Principal    Short-Term Corporate
  Amount       Notes-17.3%
--------------------------------------------------------------

$1,800,000    AES Hawaii, Inc., 6.47%,
               8/11/00                               1,796,759
   100,000    BAUS Funding LLC,
               6.47%, 8/8/00                            99,874
 1,700,000    Bay State Health Systems Corp.,
               6.50%, 8/11/00                        1,696,923
   300,000    Countrywide Home Loans Inc.,
               6.51%, 8/7/00                           299,674
 2,000,000    Duke Energy Corp., 6.47%,
               8/21/00                               1,992,806
   350,000    FPL Fuels, Inc., 6.53%,
               8/14/00                                 349,175
 2,800,000    Hertz Corp., 6.45%, 8/3/00             2,798,993
 1,800,000    Toyota Credit De Puerto Rico,
               6.49%, 8/17/00                        1,794,798
                                                   -----------

              Total Short-Term Corporate
               Notes (Cost $10,829,001)             10,829,001
                                                   -----------

Total Investments

 (Cost $57,933,890)                       99.3%     62,194,971
Other Assets in Excess of Liabilities      0.7         415,435
                                         ---------------------
Net Assets                               100.0%    $62,610,406
                                         =====================
Net Asset Value Per Share                          $     28.00
                                                   ===========

--------------------
(a)   Non-income producing security.
(b) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
(c) These securities are required to be converted on the date listed; they generally may be converted prior to this date at the option of the holder.

CASTLE CONVERTIBLE FUND, INC.
SUMMARY OF OPERATIONS
For the nine months ended July 31, 2000 (Unaudited)

INVESTMENT INCOME:
  Income:
    Dividends                                               $1,591,319
                                                            ----------
    Interest                                                 1,247,380
      Total Income                                           2,838,699
      Total Expenses                                           484,820
                                                            ----------
NET INVESTMENT INCOME                                        2,353,879
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                          $3,698,634
                                                            ----------
  Net change in unrealized appreciation of investments         859,764
                                                            ----------

  Net realized and unrealized gain (loss) on investments     4,558,398
                                                            ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $6,912,277
                                                            ==========



CASTLE
CONVERTIBLE  |
FUND,        |
INC.         |



Board of Directors

Fred M. Alger, Chairman
David D. Alger
Lester L. Colbert, Jr.
Stephen E. O'Neil
Nathan E. Saint-Amand
B. Joseph White
--------------------------------------------------
Investment Adviser

Fred Alger Management, Inc.
One World Trade Center
Suite 9333
New York, N.Y. 10048
--------------------------------------------------
Transfer Agent and Dividend Disbursing Agent

Alger Shareholder Services, Inc.
30 Montgomery Street, Box 2001
Jersey City, N.J. 07302-9811
--------------------------------------------------
This report was prepared for distribution to shareholders and to others who may be interested in current information concerning the Fund. It was not prepared for use, nor is it circulated in connection with any offer to sell, or solicitation of any offer to buy, any securities.



CASTLE
CONVERTIBLE  |
FUND,        |
INC.         |



Quarterly Report
 July 31, 2000